Subsequent events (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	Feb. 28, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Face value		¥ 48,000,000
Issuance of green medium-term notes
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rate	3.45%
Subsequent Event | Issuance of green medium-term notes
Disclosure of non-adjusting events after reporting period [line items]
Par value	¥ 100
Face value	¥ 1,000,000